Fair value measurements and financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Fair value measurements and financial risk management
Schedule of fair value of assets and liabilities

	Fair value measurements
	as of December 31, 2020 using:
	Level 1	Level 2	Level 3	Total
Assets:
Biological assets	$—	$—	$46,210	$46,210
	$—	$—	$46,210	$46,210

Liabilities:
Non-controlling interest redemption and contingent consideration liabilities	$—	$—	$4,592	$4,592
	$—	$—	$4,592	$4,592

	Fair value measurements
	as of December 31, 2019 using:
	Level 1	Level 2	Level 3	Total
Assets:
Biological assets	$—	$—	$19,197	$19,197
	$—	$—	$19,197	$19,197

Liabilities:
Non-controlling interest redemption and contingent consideration liabilities	$—	$—	$35,310	$35,310
	$—	$—	$35,310	$35,310

Schedule of sensitivities and impact of changes in significant assumptions to the fair value of biological assets

Signifcant inputs & Assumptions	Sensitivity Inputs ('000s)		Sensitivity	(+/-) Impact on Fair Value ('000s)
	December 31, 2020	December 31, 2019		December 31, 2020	December 31, 2019
Total expected grams yielded	9,776	3,466	(+/-) 10% grams yield	$3,017	$1,244
Average cost per gram to complete production	$1.78	$1.95	(+/-) $1.00 per gram	$9,734	$3,469
Average selling price per gram, less cost	$3.09	$3.59	(+/-) $1.00 per gram	$9,713	$3,464

Schedule of aging of trade receivables

	December 31,	December 31,
	2020	2019
0 to 90 days	$25,180	$10,471
91 to 180 days	236	1,853
181 days +	967	5,015
Total accounts receivable, net	$26,383	$17,339

Schedule of gross remaining contractual obligations

	< 1 Year	1 to 3 Years	Total
For the year ended December 31, 2020:
Accounts payable	$47,043	$—	$47,043
Accrued expenses	57,475	—	57,475
Other current liabilities	6,568	—	6,568
Non-controlling interest redemption liability	—	2,694	2,694
Contingent consideration liability	—	1,898	1,898
	$111,086	$4,592	$115,678

	< 1 Year	1 to 3 Years	Total
For the year ended December 31, 2019:
Accounts payable	$12,742	$—	$12,742
Accrued expenses	18,016	—	18,016
Other current liabilities	31,549	—	31,549
Non-controlling interest redemption liability	—	2,694	2,694
Contingent consideration liability	—	32,616	32,616
	$62,307	$35,310	$97,617